UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Giovine Capital Group LLC

Address:   1333 Second Street, Suite 650
           Santa Monica, CA 90401


Form 13F File Number: 028-10343


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   John Ku
Title:  CFO
Phone:  310-587-2000

Signature,  Place,  and  Date  of  Signing:

/s/ John Ku                        Santa Monica, California           11/2/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              39

Form 13F Information Table Value Total:  $      286,618
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE  SHARED NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ------ ------ ----
ANADARKO PETE CORP COM STK     COMMON STOCK   32511107      5034    72000 SH       SOLE                 72000      0    0
APPLE INC COM STK              COMMON STOCK   37833100     11574    17350 SH       SOLE                 17350      0    0
CATERPILLAR INC COM            COMMON STOCK   149123101     9654   112200 SH       SOLE                112200      0    0
CHEVRON CORPORATION            COMMON STOCK   166764100     9406    80700 SH       SOLE                 80700      0    0
COCA COLA CO COM STK           COMMON STOCK   191216100     5690   150000 SH       SOLE                150000      0    0
Chemtura Corp. Commo N STOCK   COMMON STOCK   163893209    12717   738500 SH       SOLE                738500      0    0
DEERE & CO COM                 COMMON STOCK   244199105    11449   138800 SH       SOLE                138800      0    0
E TRADE FINL CORP COM STK      COMMON STOCK   269246401     6714   763000 SH       SOLE                763000      0    0
EXPEDITORS INTL WASH INC COM   COMMON STOCK   302130109     2181    60000 SH       SOLE                 60000      0    0
GENERAL MLS INC COM STK        COMMON STOCK   370334104     4981   125000 SH       SOLE                125000      0    0
HEINZ H J CO COM STK           COMMON STOCK   423074103     4084    73000 SH       SOLE                 73000      0    0
HOME DEPOT INC COM STK         COMMON STOCK   437076102    14006   232000 SH       SOLE                232000      0    0
ILLUMINA INC COM STK           COMMON STOCK   452327109     7229   150000 SH       SOLE                150000      0    0
INGERSOLL-RAND COMPA NY LTD B  COMMON STOCK   G47791101     3586    80000 SH       SOLE                 80000      0    0
INNOPHOS HOLDING INC           COMMON STOCK   45774N108     2425    50000 SH       SOLE                 50000      0    0
INTL BUSINESS MACHS CORP COM   COMMON STOCK   459200101     7416    35750 SH       SOLE                 35750      0    0
JOHNSON & JOHNSON COM          COMMON STOCK   478160104     7304   106000 SH       SOLE                106000      0    0
JOY GLOBAL INC COM STK         COMMON STOCK   481165108    13084   233400 SH       SOLE                233400      0    0
KANSAS CITY SOUTHN COM STK     COMMON STOCK   485170302     5305    70000 SH       SOLE                 70000      0    0
KIMBERLY-CLARK CORP COM STK    COMMON STOCK   494368103     2659    31000 SH       SOLE                 31000      0    0
LOCKHEED MARTIN CORP COM STK   COMMON STOCK   539830109     8815    94400 SH       SOLE                 94400      0    0
MBIA INC COM STK               COMMON STOCK   55262C100     6888   680000 SH       SOLE                680000      0    0
MCDONALDS CORP COM             COMMON STOCK   580135101      303     3300 SH       SOLE                  3300      0    0
MEADWESTVACO CORP Com          COMMON STOCK   583334107     7038   230000 SH       SOLE                230000      0    0
MOSAIC CMPANY                  COMMON STOCK   61945C103     7662   133000 SH       SOLE                133000      0    0
PACCAR INC COM STK             COMMON STOCK   693718108    11506   287500 SH       SOLE                287500      0    0
PHILIP MORRIS INTL             COMMON STOCK   718172109     8994   100000 SH       SOLE                100000      0    0
POST HOLDINGS                  COMMON STOCK   737446104     1804    60000 SH       SOLE                 60000      0    0
POTASH CORP OF SASKA TCHEWAN I COMMON STOCK   73755L107     2171    50000 SH       SOLE                 50000      0    0
RALCORP HOLDINGS INC COM       COMMON STOCK   751028101     5840    80000 SH       SOLE                 80000      0    0
ROCKWOOD HLDGS INC COM STK     COMMON STOCK   774415103    11785   252900 SH       SOLE                252900      0    0
TRONOX LTD ORD SHS C L A       COMMON STOCK   Q9235V101    12177   537600 SH       SOLE                537600      0    0
UNILEVER N V ADR               ADRS STOCKS    904784709    12287   346300 SH       SOLE                346300      0    0
UNION PACIFIC CORP COM STK     COMMON STOCK   907818108      404     3400 SH       SOLE                  3400      0    0
UNITED PARCEL SERVIC E INC CL  COMMON STOCK   911312106    10335   144400 SH       SOLE                144400      0    0
VERISK ANALYTICS INC -CL A     COMMON STOCK   92345Y106     2857    60000 SH       SOLE                 60000      0    0
VISA INC CLASS A COM STK       COMMON STOCK   92826C839     7560    56300 SH       SOLE                 56300      0    0
WAL-MART STORES INC COM STK    COMMON STOCK   931142103    10981   148800 SH       SOLE                148800      0    0
WALGREEN CO COM STK            COMMON STOCK   931422109    10713   294000 SH       SOLE                294000      0    0


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